Schedule of Investments (unaudited) April 30, 2022	BlackRock Future Innovators ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 5.9%
Axon Enterprise Inc.(a)(b)	2,764	$310,121
HEICO Corp.(b)	1,693	239,102

		549,223

Auto Components — 1.7%
Fox Factory Holding Corp.(a)(b)	1,942	159,011

Biotechnology — 2.6%
Halozyme Therapeutics Inc.(a)(b)	6,082	242,672

Building Products — 1.8%
AZEK Co. Inc. (The)(a)	8,082	171,662

Capital Markets — 1.6%
TPG Inc.(a)(b)	5,876	149,250

Chemicals — 1.6%
Amyris Inc.(a)(b)	43,095	147,816

Diversified Consumer Services — 4.1%
Bright Horizons Family Solutions Inc.(a)	1,221	139,487
Duolingo Inc, Class A(a)	2,771	239,608

		379,095

Electronic Equipment, Instruments & Components — 2.7%
908 Devices Inc.(a)	6,972	123,753
Halma PLC	4,260	130,763

		254,516

Entertainment — 1.8%
Kahoot! ASA(a)(b)	70,140	169,071

Equity Real Estate Investment Trusts (REITs) — 3.1%
Innovative Industrial Properties Inc.	651	94,128
Rexford Industrial Realty Inc.	2,476	193,227

		287,355

Food Products — 2.3%
Freshpet Inc.(a)	2,281	212,931

Health Care Equipment & Supplies — 4.8%
Figs Inc., Class A(a)(b)	8,965	140,392
Inmode Ltd.(a)	2,785	69,931
Outset Medical Inc.(a)	4,136	144,264
Pulmonx Corp.(a)(b)	3,927	94,641

		449,228

Health Care Technology — 5.2%
Certara Inc.(a)(b)	9,280	170,288
Health Catalyst Inc.(a)	5,768	95,980
Phreesia Inc.(a)	9,464	216,536

		482,804

Hotels, Restaurants & Leisure — 7.0%
Evolution AB(c)	1,183	121,374
Penn National Gaming Inc.(a)	4,463	163,212
Planet Fitness Inc., Class A(a)(b)	3,386	270,981
Wingstop Inc.	1,026	94,146

		649,713

Internet & Direct Marketing Retail — 2.1%
Etsy Inc.(a)	290	27,025
Fiverr International Ltd.(a)(b)	3,162	168,377

		195,402

IT Services — 4.7%
DigitalOcean Holdings Inc.(a)(b)	4,392	173,176

Security	Shares	Value

IT Services (continued)
Globant SA(a)	1,222	$263,940

		437,116

Life Sciences Tools & Services — 10.8%
10X Genomics Inc., Class A(a)(b)	3,138	149,871
Azenta Inc.	2,820	211,387
Bio-Techne Corp.	867	329,191
Olink Holding AB, ADR(a)	7,059	102,214
Repligen Corp.(a)(b)	1,362	214,161

		1,006,824

Machinery — 2.7%
Chart Industries Inc.(a)(b)	1,502	253,568

Road & Rail — 2.1%
Saia Inc.(a)	972	200,193

Semiconductors & Semiconductor Equipment — 10.1%
Ambarella Inc.(a)	2,342	192,232
Entegris Inc.	3,144	350,210
Lattice Semiconductor Corp.(a)	1,905	91,516
Monolithic Power Systems Inc.	797	312,615

		946,573

Software — 19.1%
Avalara Inc.(a)	3,307	251,563
Bill.com Holdings Inc.(a)(b)	2,081	355,248
Blackline Inc.(a)(b)	907	60,814
Confluent Inc., Class A(a)	3,242	101,280
Five9 Inc.(a)	2,781	306,188
Gitlab Inc.(a)	4,864	233,132
nCino Inc.(a)	1,835	68,794
Paylocity Holding Corp.(a)	1,656	314,027
SiteMinder Ltd.(a)	27,394	90,521

		1,781,567

Specialty Retail — 0.6%
Leslie’s Inc.(a)	2,743	53,763

Total Common Stocks — 98.4% (Cost: $13,921,131)		9,179,353

Short-Term Investments

Money Market Funds — 28.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.38%(d)(e)(f)	2,498,716	2,498,716
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.34%(d)(e)	150,000	150,000

		2,648,716

Total Short-Term Investments — 28.4% (Cost: $2,648,372)		2,648,716

Total Investments in Securities — 126.8% (Cost: $16,569,503)		11,828,069

Other Assets, Less Liabilities — (26.8)%		(2,499,426)

Net Assets — 100.0%		$9,328,643

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

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Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock Future Innovators ETF

(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$3,154,417	$ —		$(655,205	)(a)	$(840)	$344	$2,498,716	2,498,716	$2,374	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	50,000	100,000	(a)	—		—	—	150,000	150,000	44		—

						$(840)	$344	$2,648,716		$2,418		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$8,667,624	$511,729	$—	$9,179,353
Money Market Funds	2,648,716	—	—	2,648,716

	$11,316,340	$511,729	$—	$11,828,069

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

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